Trade, Other Receivables and Other current assets	12 Months Ended
Dec. 31, 2017
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Trade, Other Receivables and Other current assets

Note 11: Trade, Other Receivables and Other current assets

(€‘000)	As of December 31,
	2017	2016
Trade receivable	64	54
Advance deposits	152	663
Other receivables	17	643

Total Trade and Other receivables	233	1,359

Prepaid expenses	744	615
VAT receivable	391	393
Other receivables	1,120	413

Total Other current assets	2,255	1,420

Impairment of receivables is assessed on an individual basis at the end of each accounting year.

At balance sheet dates presented, no receivable was overdue. There were no carrying amounts for trade and other receivables denominated in foreign currencies and no impairments were recorded.

At 31 December 2017, income tax receivables include an open balance for two fiscal years (2017 and 2016), while only one (2016) at 31 December 2016. As of 31 December 2016, other trade receivables mainly relate to credit notes to be received from suppliers and advance deposits made to the THINK trial clinical vendors.